Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
18.  Inventories

	2019 € m	2018 € m
Raw materials	1,142	1,149
Work-in-progress (i)	128	109
Finished goods	1,472	1,803
Total inventories at the lower of cost and net realisable value	2,742	3,061

(i)
Work-in-progress
includes
€
2 million (2018:
€
3 million) in respect of the cumulative costs incurred, net of amounts transferred to cost of sales under percentage-of-completion
accounting, for construction contracts in progress at the balance sheet date.

An analysis of the Group’s cost of sales expense is provided in note 4 to the financial statements.

Write-downs of inventories recognised as an expense within cost of sales for continuing operations amounted to
€
8 million (2018:
€
10 million; 2017:
€
23 million).